Summary of Condensed Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019
Assets
Receivables from brokers, dealers, and clearing organizations		$ 32,357		$ 33,951
Other assets, net		17,179		18,856
Total assets		1,728,672		1,715,865		$ 1,415,290
Liabilities
Bank deposits		20,917		28,969
Payables to brokerage clients		28,993		35,143
Other liabilities		28,133		30,476
Total liabilities		1,628,854		1,620,366
Stockholders' equity		99,818		95,499		87,701
Total liabilities and equity		1,728,672		1,715,865
Net Revenues
Net interest revenue	[1]	29,581		35,833		41,944
Total revenue		42,693		43,646		41,065
Expenses Excluding Interest
Compensation and benefits		12,378		11,893		11,256
Taxes on income		3,621		1,152		2,735
Net income	[2]	14,298		11,895		11,686
Preferred stock dividends and other		249		267		252
Net income available to common shareholders and non-controlling interests in subsidiaries		14,049		11,628		11,434
Other comprehensive income (loss)	[2]	(4,553)		2,466		3,021
Total comprehensive income (loss), net of income taxes	[2]	$ 9,745		$ 14,361		$ 14,707
Earnings per common shares outstanding – basic (Canadian dollars)		$ 7.73		$ 6.43		$ 6.26
Earnings per common shares outstanding – diluted (Canadian dollars)		$ 7.72		$ 6.43		$ 6.25
Charles Schwab Corporation [member]
Assets
Receivables from brokers, dealers, and clearing organizations			$ 107,118
Available for sale securities			466,536
Other assets, net			178,247
Total assets			751,901
Liabilities
Bank deposits			489,192
Payables to brokerage clients			139,913
Other liabilities			51,706
Total liabilities			680,811
Stockholders' equity			71,090
Total liabilities and equity			751,901
Net Revenues
Net interest revenue			9,726
Asset management and administration fees			5,246
Trading revenue and other			7,759
Total revenue			22,731
Expenses Excluding Interest
Compensation and benefits			6,894
Other			6,788
Total operating expenses			13,682
Pre-tax income			9,049
Taxes on income			2,216
Net income			6,833
Preferred stock dividends and other			566
Net income available to common shareholders and non-controlling interests in subsidiaries			6,267
Other comprehensive income (loss)			(5,676)
Total comprehensive income (loss), net of income taxes			$ 591
Earnings per common shares outstanding – basic (Canadian dollars)			$ 3.34
Earnings per common shares outstanding – diluted (Canadian dollars)			$ 3.32
TD Ameritrade [member]
Assets
Receivables from brokers, dealers, and clearing organizations					$ 2,070
Receivables from clients, net					36,938
Other assets, net					36,223
Total assets					75,231
Liabilities
Payable to brokers, dealers, and clearing organizations					4,307
Payable to clients					50,382
Other liabilities					7,174
Total liabilities					61,863
Stockholders' equity					13,368
Total liabilities and equity					75,231
Net Revenues
Net interest revenue					1,873		$ 2,036
Fee-based and other revenue					6,202		5,947
Total revenue					8,075		7,983
Expenses Excluding Interest
Compensation and benefits					1,905		1,756
Other					2,388		2,245
Total operating expenses					4,293		4,001
Other expense (income)					143		94
Pre-tax income					3,639		3,888
Taxes on income					910		957
Net income					$ 2,729		$ 2,931
Earnings per common shares outstanding – basic (Canadian dollars)					$ 5.04		$ 5.27
Earnings per common shares outstanding – diluted (Canadian dollars)					$ 5.02		$ 5.26

[1]	Includes $26,217 million for the year ended October 31, 2021 (October 31, 2020 – $32,476 million; October 31, 2019 – $34,828 million), which has been calculated based on the effective interest rate method (EIRM).
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.